Fair Value Measurements (Details 3) (Master netting agreements, BNP Paribas, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Master netting agreements | BNP Paribas
Counterparty risk
Fair Market Value of Oil Derivative Contracts Committed	$ 458	$ 3,660